May 3, 2019

Securities and Exchange Commission                                                                                  VIA EDGAR

100 F Street, NE

Washington, D.C. 20549

Attn: Division of Investment Management

Re:    Timothy Plan, File Nos. 811-08228 and 033-73248

On behalf of Timothy Plan and the shares of certain of its series, (the “Funds”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information for the Funds, dated April 30, 2019 that would have been filed under Rule 497(c) would not have differed from that contained in the Fund’s Post Effective Amendment No. 90, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-19-107953 on April 16, 2019.

Sincerely,

/s/ Arthur Ally
Arthur Ally
President & Chairman of the Board